Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
N/A
Goldman, Sachs & Co.
Litton Loan Servicing LP
April 25, 2006
April 06, 2006
March 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Delinquency Summary
-
Mortgage Loan Characteristics
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extentions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
05/22/2006 9:26 am
Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-May-06
Determination Date 18-May-06 Accrual Periods: Begin End
Record Date - Fixed Certificates 30-Apr-06 Libor Certificates 4/25/2006 5/24/2006
Record Date - Libor Certificates 24-May-06 Fixed Certificates 4/1/2006 4/30/2006
Payment Detail:
Pass
Realized
Applied Loss
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A-1 5.01938% $282,460,000.00 $277,513,216.01 $6,654,870.84 $1,160,786.91 $7,815,657.75 N/A N/A $270,858,345.17
A-2 5.13938% $181,748,000.00 $181,748,000.00 $0.00 $778,393.36 $778,393.36 N/A N/A $181,748,000.00
A-3 5.21938% $21,005,000.00 $21,005,000.00 $0.00 $91,360.90 $91,360.90 N/A N/A $21,005,000.00
M-1 5.27938% $24,214,000.00 $24,214,000.00 $0.00 $106,529.09 $106,529.09 $0.00 $0.00 $24,214,000.00
M-2 5.28938% $22,327,000.00 $22,327,000.00 $0.00 $98,413.32 $98,413.32 $0.00 $0.00 $22,327,000.00
M-3 5.30938% $13,207,000.00 $13,207,000.00 $0.00 $58,434.15 $58,434.15 $0.00 $0.00 $13,207,000.00
M-4 5.39938% $12,264,000.00 $12,264,000.00 $0.00 $55,181.66 $55,181.66 $0.00 $0.00 $12,264,000.00
M-5 5.41938% $11,321,000.00 $11,321,000.00 $0.00 $51,127.33 $51,127.33 $0.00 $0.00 $11,321,000.00
M-6 5.49938% $10,377,000.00 $10,377,000.00 $0.00 $47,555.89 $47,555.89 $0.00 $0.00 $10,377,000.00
B-1 6.50000% $11,635,000.00 $11,635,000.00 $0.00 $63,022.92 $63,022.92 $0.00 $0.00 $11,635,000.00
B-2 6.50000% $10,377,000.00 $10,377,000.00 $0.00 $56,208.75 $56,208.75 $0.00 $0.00 $10,377,000.00
B-3 6.50000% $7,547,000.00 $7,547,000.00 $0.00 $40,879.58 $40,879.58 $0.00 $0.00 $7,547,000.00
B-4 6.50000% $7,233,000.00 $7,233,000.00 $0.00 $39,178.75 $39,178.75 $0.00 $0.00 $7,233,000.00
B-5 6.50000% $6,289,000.00 $6,289,000.00 $0.00 $34,065.42 $34,065.42 $0.00 $0.00 $6,289,000.00
CE N/A $6,918,615.10 $6,918,615.10 $0.00 $1,061,477.10 $1,061,477.10 N/A N/A $6,918,615.10
P N/A $0.00 $0.00 $0.00 $159,996.79 $159,996.79 N/A N/A $0.00
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
R-X 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $628,922,615.10 $623,975,831.11 $6,654,870.84 $3,902,611.92 $10,557,482.76 $0.00 $0.00 $617,320,960.27
(1) Reflects the application of Net Funds Cap
(2) Reflects increase due to Unpaid Loss Amounts recovered
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A-1 362334 LF 9 $982.48678046 $23.56040091 $4.10956210 $0.00000000 $958.92637956 LIBOR 4.95938%
A-2 362334 LG 7 $1,000.00000000 $0.00000000 $4.28281665 $0.00000000 $1,000.00000000 SWAP LIBOR 4.95938%
A-3 362334 LH 5 $1,000.00000000 $0.00000000 $4.34948346 $0.00000000 $1,000.00000000
M-1 362334 LJ 1 $1,000.00000000 $0.00000000 $4.39948336 $0.00000000 $1,000.00000000
M-2 362334 LK 8 $1,000.00000000 $0.00000000 $4.40781654 $0.00000000 $1,000.00000000
M-3 362334 LL 6 $1,000.00000000 $0.00000000 $4.42448323 $0.00000000 $1,000.00000000
M-4 362334 LM 4 $1,000.00000000 $0.00000000 $4.49948304 $0.00000000 $1,000.00000000
M-5 362334 LN 2 $1,000.00000000 $0.00000000 $4.51614963 $0.00000000 $1,000.00000000
M-6 362334 LP 7 $1,000.00000000 $0.00000000 $4.58281681 $0.00000000 $1,000.00000000
B-1 362334 LU 6 $1,000.00000000 $0.00000000 $5.41666695 $0.00000000 $1,000.00000000
B-2 362334 LV 4 $1,000.00000000 $0.00000000 $5.41666667 $0.00000000 $1,000.00000000
B-3 362334 LW 2 $1,000.00000000 $0.00000000 $5.41666622 $0.00000000 $1,000.00000000
B-4 362334 LX 0 $1,000.00000000 $0.00000000 $5.41666667 $0.00000000 $1,000.00000000
B-5 362334 LY 8 $1,000.00000000 $0.00000000 $5.41666720 $0.00000000 $1,000.00000000
CE 362334 LS 1 $1,000.00000000 $0.00000000 $153.42334913 $0.00000000 $1,000.00000000
P 362334 LT 9 N/A N/A N/A N/A N/A
R 362334 LR 3 N/A N/A N/A N/A N/A
R-X 362334 LQ 5 N/A N/A N/A N/A N/A
GSAMP TRUST 2006-HE2
Mortgage Pass-Through Certificates, Series 2006-HE2
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-May-06
GSAMP TRUST 2006-HE2
Mortgage Pass-Through Certificates, Series 2006-HE2
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Beginning
Interest
Allocation of
Total
Unpaid
Margin or
Unpaid Interest
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest
Interest
Class
Fix Rate
Amounts (1)
PT Rate
Relief Act
Paid
Unpaid
Paid (2)
Amounts
A-1 5.01938% $0.00 $1,160,786.91 $0.00 $0.00 $0.00 $0.00 $1,160,786.91 $0.00
A-2 5.13938% $0.00 $778,393.36 $0.00 $0.00 $0.00 $0.00 $778,393.36 $0.00
A-3 5.21938% $0.00 $91,360.90 $0.00 $0.00 $0.00 $0.00 $91,360.90 $0.00
M-1 5.27938% $0.00 $106,529.09 $0.00 $0.00 $0.00 $0.00 $106,529.09 $0.00
M-2 5.28938% $0.00 $98,413.32 $0.00 $0.00 $0.00 $0.00 $98,413.32 $0.00
M-3 5.30938% $0.00 $58,434.15 $0.00 $0.00 $0.00 $0.00 $58,434.15 $0.00
M-4 5.39938% $0.00 $55,181.66 $0.00 $0.00 $0.00 $0.00 $55,181.66 $0.00
M-5 5.41938% $0.00 $51,127.33 $0.00 $0.00 $0.00 $0.00 $51,127.33 $0.00
M-6 5.49938% $0.00 $47,555.89 $0.00 $0.00 $0.00 $0.00 $47,555.89 $0.00
B-1 6.50000% $0.00 $63,022.92 $0.00 $0.00 $0.00 $0.00 $63,022.92 $0.00
B-2 6.50000% $0.00 $56,208.75 $0.00 $0.00 $0.00 $0.00 $56,208.75 $0.00
B-3 6.50000% $0.00 $40,879.58 $0.00 $0.00 $0.00 $0.00 $40,879.58 $0.00
B-4 6.50000% $0.00 $39,178.75 $0.00 $0.00 $0.00 $0.00 $39,178.75 $0.00
B-5 6.50000% $0.00 $34,065.42 $0.00 $0.00 $0.00 $0.00 $34,065.42 $0.00
(1) Includes interest thereon
(2) Includes Applied Loss Amounts paid below
Applied Realized Loss Amount Detail:
Beginning
Applied
Applied
Current
Ending
Applied
Loss Amounts
Loss Amounts
Period
Applied
Class
Loss Amounts
Paid
Recoverd
Applied Losses
Loss Amounts
M-1 $0.00 $0.00 $0.00 $0.00 $0.00
M-2 $0.00 $0.00 $0.00 $0.00 $0.00
M-3 $0.00 $0.00 $0.00 $0.00 $0.00
M-4 $0.00 $0.00 $0.00 $0.00 $0.00
M-5 $0.00 $0.00 $0.00 $0.00 $0.00
M-6 $0.00 $0.00 $0.00 $0.00 $0.00
B-1 $0.00 $0.00 $0.00 $0.00 $0.00
B-2 $0.00 $0.00 $0.00 $0.00 $0.00
B-3 $0.00 $0.00 $0.00 $0.00 $0.00
B-4 $0.00 $0.00 $0.00 $0.00 $0.00
B-5 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-May-06
GSAMP TRUST 2006-HE2
Mortgage Pass-Through Certificates, Series 2006-HE2
STATEMENT TO CERTIFICATEHOLDERS
Excess Reserve Fund Account:
Miscellaneous:
Beginning Balance 0.00 Cumulative Recoveries 0.00
Deposit : required deposit from waterfall 0.00 Current P&I Advances 1,595,575.00
Withdrawal: for Basis Risk shortfalls 0.00 Outstanding P&I Advances 2,056,326.83
Ending Balance 0.00
Reconciliation:
Supplemental Interest Trust:
Available funds (A):
Deposit: Net Swap Receipt 0.00 Servicer remittance 10,625,941.57
Deposit: Termination Payment to trust 0.00 Net SWAP Receipts from Swap provider 0.00
Deposit / Withdrawal : Net Swap Payments to swap provider 66,378.89 10,625,941.57
Deposit / Withdrawal : Trust Termination Payment to swap provider 0.00 Distributions (B):
Withdrawal : to pay principal on certificates 0.00 Trustee fee 2,079.92
Withdrawal : to pay Basis Risk shortfalls 0.00 Net SWAP Payments to SWAP provider from Swap Trust 66,378.89
Withdrawal : to pay Swap provider Default Termination payment 0.00 Total interest distributed 3,902,611.92
Withdrawal : to CE, remaining amounts 0.00 Total principal distributed 6,654,870.84
10,625,941.57
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-May-06
GSAMP TRUST 2006-HE2
Mortgage Pass-Through Certificates, Series 2006-HE2
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 5,941,935.44 Senior Enhancement Percentage (final) 23.280%
B) Ending collateral balance 617,320,960.27 Senior Enhancement Percentage for purposes of Stepdown 23.280%
C) Current Delinquency Rate (A/B) 0.963%
D) Rolling Three Month Delinquency Rate 0.677% The later of:
E) Senior Enhancement Percentage for Trigger 23.031% 1) the earlier of a) April 2009 NO
F) Applicable % 41.600% b) First payment date when Seniors are reduced to zero. NO
G) Applicable % times Senior Enhancement Percentage 9.581% 2) Date when Senior Enhancement % >= 45.70% NO
H) Cumulative Realized Losses 0.00
NO
I) Original Collateral Balance 628,922,615.10
J) Cumulative Loss % ( I / J) 0.000%
Overcollateralization:
K) Applicable Cumulative Loss Limit % (not applicable until April 2008) 100.000% Ending Overcollateralization Amount 6,918,615.10
Specified Overcollateralization Amount 6,918,615.10
A Trigger Event will occur if either is True: Ending Overcollateralization deficiency amount 0.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = G). NO Overcollateralization release amount 0.00
2) Cumulative Loss % exceeds applicable limit (J > K).
NO
NO
Excess interest distributions:
Excess available interest (A):
1,061,477.10
40-Year Trigger Event
NO
1) As additional principal to certificates 0.00
2) Unpaid Interest & Unpaid Realized Loss Amounts 0.00
Event of Default
3) Basis Risk Payment to Excess Reserve Fund 0.00
Relevant information: 4) to Supp Interest Trust - Swap Term Payments 0.00
A) Cumulatiave Loss % 0.00% 5) Remaining Amounts to CE 1,061,477.10
B) Applicable Cumulative Loss Limit % (not applicable until April 2009) 100.00% (B): 1,061,477.10
NO
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
623,975,831.11
6,654,870.84
0.00
0.00
617,320,960.27
285,670.59
6,493,773.50
-124,573.25
0.00
0.00
6,654,870.84
4,071,063.99
259,990.05
0.00
0.00
0.00
0.00
0.00
3,811,073.94
159,996.79
0.00
10,625,941.57
0.00
259,990.05
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Recoveries
3,579
3,550
0.9886050000
7.82927%
7.32527%
12.70090%
0.00
0.00
0.00
0.00
5,469,069.09
23
0
0.00
GROUP:
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Total
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
3,435
596,849,175.52
597,096,153.72
75
14,529,849.31
14,549,318.39
24
3,720,196.74
3,726,633.33
13
1,975,611.30
1,981,884.02
3
246,127.40
246,700.00
Delinquent
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
3,435
596,849,175.52
597,096,153.72
75
14,529,849.31
14,549,318.39
24
3,720,196.74
3,726,633.33
12
1,672,046.56
1,677,286.47
2
163,627.57
163,900.00
Bankruptcy
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
GROUP:
DELINQUENCY SUMMARY
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Foreclosure
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
1
303,564.74
304,597.55
1
82,499.83
82,800.00
REO
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
877 61,764,428.56 10.01%
100K to 199.99K
1,575 227,535,612.11 36.86%
200K to 299.99K
699 170,768,646.77 27.66%
300K to 399.99K
254 86,130,603.12 13.95%
400K to 499.99K
94 41,405,839.62 6.71%
500K to 599.99K
36 19,612,164.91 3.18%
600K to 699.99K
12 7,586,877.16 1.23%
700K to 799.99K
1 742,446.54 0.12%
800K to 899.99K
1 824,341.48 0.13%
900K to 999.99K
1 950,000.00 0.15%
Total
3,550
617,320,960.27
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
900K to 999.99K
Balance
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
1 213,047.58 0.03%
5.50% - 5.99%
37 9,708,977.81 1.57%
6.00% - 6.49%
143 37,360,289.93 6.05%
6.50% - 6.99%
474 108,584,265.00 17.59%
7.00% - 7.49%
462 94,727,071.87 15.34%
7.50% - 7.99%
727 133,412,501.87 21.61%
8.00% - 8.49%
493 77,005,513.55 12.47%
8.50% - 8.99%
491 72,610,583.48 11.76%
9.00% - 9.49%
279 41,309,901.52 6.69%
9.50% - 9.99%
202 24,994,408.69 4.05%
10.00% - 10.49%
54 6,991,807.66 1.13%
10.50% - 10.99%
55 4,933,034.15 0.80%
11.00% - 11.49%
29 1,278,710.14 0.21%
11.50% - 11.99%
51 2,155,351.20 0.35%
12.00% - 12.49%
32 1,330,922.31 0.22%
12.50% - 12.99%
11 370,601.00 0.06%
13.00% - 13.49%
4 140,530.49 0.02%
13.50% - 13.99%
3 118,705.13 0.02%
14.00% - 14.49%
1 31,764.21 0.01%
14.50% - 14.99%
1 42,972.68 0.01%
Total
3,550
617,320,960.27
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.83%
Count
Balance ($)
%
2.00% - 2.99%
3 864,737.55 0.17%
3.00% - 3.99%
18 3,955,565.23 0.77%
4.00% - 4.99%
71 13,506,511.00 2.62%
5.00% - 5.99%
814 186,155,801.81 36.17%
6.00% - 6.99%
978 180,316,430.92 35.03%
7.00% - 7.99%
646 94,609,059.61 18.38%
8.00% - 8.99%
213 32,576,648.95 6.33%
9.00% - 9.99%
19 2,498,494.25 0.49%
10.00% - 10.99%
1 197,600.00 0.04%
Total
2,763
514,680,849.32
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.38%
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
0.00% - 0.99%
66 21,147,376.99 4.11%
2.00% - 2.99%
2 455,748.72 0.09%
4.00% - 4.99%
6 878,584.41 0.17%
5.00% - 5.99%
115 22,115,253.17 4.30%
6.00% - 6.99%
634 134,816,563.21 26.19%
7.00% - 7.99%
920 174,175,838.31 33.84%
8.00% - 8.99%
680 109,380,630.27 21.25%
9.00% - 9.99%
288 43,440,921.66 8.44%
10.00% - 10.99%
49 7,895,860.92 1.53%
11.00% - 11.99%
3 374,071.66 0.07%
Total
2,763
514,680,849.32
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.30%
Count
Balance ($)
%
9.00% - 9.99%
1 165,750.00 0.03%
11.00% - 11.99%
10 1,787,097.81 0.35%
12.00% - 12.99%
312 73,070,376.26 14.20%
13.00% - 13.99%
833 170,776,104.48 33.18%
14.00% - 14.99%
806 144,529,118.30 28.08%
15.00% - 15.99%
538 85,061,108.70 16.53%
16.00% - 16.99%
224 33,512,144.56 6.51%
17.00% - 17.99%
37 5,624,459.66 1.09%
18.00% - 18.99%
2 154,689.55 0.03%
Total
2,763
514,680,849.32
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.24%
Count
Balance ($)
%
6
2,642 480,209,212.49 93.30%
12
121 34,471,636.83 6.70%
Total
2,763
514,680,849.32
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
2,642 480,209,212.49 93.30%
12
121 34,471,636.83 6.70%
Total
2,763
514,680,849.32
100.00%
Frequency of Payment Adjustments
Months
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
1 Year LIBOR
1 119,900.00 0.02%
6 month CMT
1 85,600.00 0.02%
6 Month LIBOR
2,761 514,475,349.32 99.96%
Total
2,763
514,680,849.32
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
91 22,814,655.51 3.70%
3 Units
25 6,841,237.50 1.11%
4 Units
14 3,554,092.12 0.58%
Condominium
141 24,061,191.03 3.90%
High Rise Condo
4 913,281.77 0.15%
Low Rise Condo
71 13,602,129.49 2.20%
Multifamily
14 3,274,277.95 0.53%
Planned Unit Development
691 123,363,352.03 19.98%
Single Family
2,490 417,042,154.33 67.56%
Townhouse
9 1,854,588.54 0.30%
Total
3,550
617,320,960.27
100.00%
Property Type
Type
Count
Balance ($)
%
2005
1,118 202,263,874.91 32.76%
2006
2,432 415,057,085.36 67.24%
Total
3,550
617,320,960.27
100.00%
Year of First Payment Date
Year
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
10.00% - 14.99%
6 206,235.89 0.03%
100.0% - 105.0%
87 12,147,181.47 1.97%
15.00% - 19.99%
10 452,383.53 0.07%
20.00% - 24.99%
196 7,853,149.95 1.27%
25.00% - 29.99%
11 1,047,054.50 0.17%
30.00% - 34.99%
17 2,531,726.09 0.41%
35.00% - 39.99%
20 2,817,265.42 0.46%
40.00% - 44.99%
41 6,559,845.14 1.06%
45.00% - 49.99%
32 4,685,548.23 0.76%
50.00% - 54.99%
76 16,040,466.72 2.60%
55.00% - 59.99%
83 16,513,989.95 2.68%
60.00% - 64.99%
120 24,338,124.71 3.94%
65.00% - 69.99%
139 28,067,459.17 4.55%
70.00% - 74.99%
169 34,263,839.22 5.55%
75.00% - 79.99%
233 53,892,276.43 8.73%
80.00% - 84.99%
1,724 300,773,094.99 48.72%
85.00% - 89.99%
181 33,933,304.65 5.50%
90.00% - 94.99%
314 55,165,054.88 8.94%
95.00% - 99.99%
91 16,032,959.33 2.60%
Total
3,550 617,320,960.27 100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
Count
Balance ($)
%
97 - 120
2 132,951.81 0.02%
169 - 192
33 3,157,677.98 0.51%
217 - 240
10 986,264.59 0.16%
337 - 360
2,930 472,873,607.43 76.60%
457 - 480
441 102,432,626.03 16.59%
481 +
134 37,737,832.43 6.11%
Total
3,550
617,320,960.27
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 385
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
97 - 120
2 132,951.81 0.02%
169 - 192
121 6,641,644.07 1.08%
217 - 240
10 986,264.59 0.16%
337 - 360
3,320 592,743,631.40 96.02%
457 - 480
97 16,816,468.40 2.72%
Total
3,550
617,320,960.27
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 356
Count
Balance ($)
%
97 - 120
2 132,951.81 0.02%
169 - 192
33 3,157,677.98 0.51%
217 - 240
10 986,264.59 0.16%
337 - 360
2,930 472,873,607.43 76.60%
457 - 480
441 102,432,626.03 16.59%
481 +
134 37,737,832.43 6.11%
Total
3,550
617,320,960.27
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 390
Count
Balance ($)
%
97 - 120
2 132,951.81 0.02%
169 - 192
121 6,641,644.07 1.08%
217 - 240
10 986,264.59 0.16%
337 - 360
3,320 592,743,631.40 96.02%
457 - 480
97 16,816,468.40 2.72%
Total
3,550
617,320,960.27
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 361
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
89 9,821,382.99 1.59%
ARIZONA
156 30,918,033.82 5.01%
ARKANSAS
17 2,200,722.64 0.36%
CALIFORNIA
591 170,726,025.39 27.66%
COLORADO
59 9,838,142.98 1.59%
CONNECTICUT
38 7,397,422.37 1.20%
DELAWARE
6 593,129.58 0.10%
DISTRICT OF COLUMBIA
6 1,493,841.54 0.24%
FLORIDA
510 86,810,761.48 14.06%
GEORGIA
224 27,612,097.12 4.47%
HAWAII
11 3,371,333.27 0.55%
IDAHO
15 2,034,127.14 0.33%
ILLINOIS
103 18,554,146.89 3.01%
INDIANA
54 5,527,021.11 0.90%
IOWA
5 489,584.78 0.08%
KANSAS
11 1,495,179.68 0.24%
KENTUCKY
27 2,807,560.83 0.45%
LOUISIANA
33 3,498,216.13 0.57%
MAINE
3 447,461.92 0.07%
MARYLAND
38 7,873,427.76 1.28%
MASSACHUSETTS
17 3,866,447.80 0.63%
MICHIGAN
99 12,875,245.96 2.09%
MINNESOTA
82 13,508,687.53 2.19%
MISSISSIPPI
31 3,675,052.02 0.60%
MISSOURI
92 9,602,708.96 1.56%
MONTANA
3 505,105.23 0.08%
NEBRASKA
5 554,419.02 0.09%
NEVADA
76 15,485,129.72 2.51%
NEW HAMPSHIRE
21 3,991,957.62 0.65%
NEW JERSEY
21 4,860,535.86 0.79%
NEW MEXICO
8 997,964.25 0.16%
NEW YORK
36 10,111,149.21 1.64%
NORTH CAROLINA
65 8,070,574.57 1.31%
NORTH DAKOTA
5 670,843.95 0.11%
OHIO
34 4,010,864.64 0.65%
OKLAHOMA
32 3,018,696.29 0.49%
OREGON
34 5,789,898.69 0.94%
PENNSYLVANIA
54 8,181,156.52 1.33%
RHODE ISLAND
15 3,513,273.82 0.57%
SOUTH CAROLINA
34 4,972,732.99 0.81%
SOUTH DAKOTA
7 717,779.31 0.12%
TENNESSEE
165 20,260,470.84 3.28%
TEXAS
398 44,047,092.51 7.14%
UTAH
23 2,967,366.82 0.48%
VERMONT
2 779,674.78 0.13%
VIRGINIA
83 16,960,058.88 2.75%
WASHINGTON
88 17,125,209.71 2.77%
WEST VIRGINIA
4 370,570.97 0.06%
WISCONSIN
15 1,826,671.68 0.30%
WYOMING
5 494,000.70 0.08%
Total
3,550
617,320,960.27
100.00%
Geographic Distribution by State
State
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
4
8
12
16
20
24
28
CALIFORNIA
FLORIDA
TEXAS
ARIZONA
GEORGIA
TENNESSEE
ILLINOIS
WASHINGTON
VIRGINIA
NEVADA
MINNESOTA
MICHIGAN
NEW YORK
COLORADO
ALABAMA
MISSOURI
PENNSYLVANIA
NORTH CAROLINA
MARYLAND
CONNECTICUT
OREGON
INDIANA
SOUTH CAROLINA
NEW JERSEY
OHIO
NEW HAMPSHIRE
MASSACHUSETTS
MISSISSIPPI
RHODE ISLAND
LOUISIANA
HAWAII
OKLAHOMA
UTAH
KENTUCKY
ARKANSAS
IDAHO
WISCONSIN
KANSAS
DISTRICT OF
COLUMBIA
NEW MEXICO
VERMONT
SOUTH DAKOTA
NORTH DAKOTA
DELAWARE
NEBRASKA
MONTANA
WYOMING
IOWA
MAINE
WEST VIRGINIA
%
Collateral Balance Distribution by State
GROUP 1
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
April 2006
May 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
53 9,062,740.62 75 14,529,849.31
60 - 89 days
14 2,069,473.63 24 3,720,196.74
90 - 120 days
4 374,935.86 13 1,975,611.30
120 + days
0 0.00 3 246,127.40
Foreclosure
0 0.00 2 386,064.57
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
06
5/
1/
20
06
Balance ($)
30 - 59 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
06
5/
1/
20
06
Balance ($)
60 - 89 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
06
5/
1/
20
06
Balance ($)
90 - 120 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
5/
1/
20
06
Balance ($)
120 + days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
5/
1/
20
06
Balance ($)
Foreclosure
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Current
Percentage
Amount ($)
11.59%
6,369,200.25
11.59%
6,369,200.25
Life CPR
Percentage
Amount ($)
10.08% 10.08%
Voluntary Constant Prepayment Rates (CPR)
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
06
5/
1/
20
06
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
06
5/
1/
20
06
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
06
5/
1/
20
06
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
06
5/
1/
20
06
Group 1
Total
Amount ($)
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Foreclosure
Count
Balance ($)
%
GROUP 1
2 386,064.57 100.00%
FORECLOSURE LOAN DETAIL REPORT
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
14872683 82,800.00 82,499.83 8.60% 12/01/2005 360
14873608 304,800.00 303,564.74 8.05% 01/01/2006 360
Total:
2
386,064.57
387,600.00
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
29 6,507,070.00 6,493,773.50 0.00 623,975,831.11
1.04%
98.96%
1
Prepayment 1.04%
Liquidation 0.00%
Beginning Balance 98.96%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
15495948 193,000.00 191,894.75 191,733.10 0.00 0.00 0.00 Voluntary PIF 04/27/2006 161.65 7.100%
0.000%
15496144 200,000.00 198,954.11 198,802.71 0.00 0.00 0.00 Voluntary PIF 04/17/2006 151.40 7.625%
0.000%
15576887 297,000.00 296,275.70 296,167.32 0.00 0.00 0.00 Voluntary PIF 04/05/2006 108.38 7.300%
0.000%
15577422 153,000.00 152,740.00 152,674.10 0.00 0.00 0.00 Voluntary PIF 04/05/2006 65.90 6.640%
0.000%
15577570 160,220.00 159,747.79 159,651.28 0.00 0.00 0.00 Voluntary PIF 04/03/2006 96.51 8.703%
0.000%
15610983 251,000.00 250,349.60 250,239.10 0.00 0.00 0.00 Voluntary PIF 04/15/2006 110.50 6.600%
0.000%
15610991 76,500.00 76,237.77 76,200.50 0.00 0.00 0.00 Voluntary PIF 04/19/2006 37.27 6.250%
0.000%
15612575 262,500.00 262,187.32 262,107.86 0.00 0.00 0.00 Voluntary PIF 04/24/2006 79.46 7.900%
0.000%
15641863 329,000.00 329,000.00 329,000.00 0.00 0.00 0.00 Voluntary PIF 04/26/2006 0.00 6.990%
0.000%
15646730 297,000.00 296,702.70 296,627.05 0.00 0.00 0.00 Voluntary PIF 04/25/2006 75.65 8.500%
0.000%
15647001 328,000.00 327,732.08 327,663.81 0.00 0.00 0.00 Voluntary PIF 04/18/2006 68.27 9.190%
0.000%
15647225 315,000.00 314,385.80 314,178.26 0.00 0.00 0.00 Voluntary PIF 04/26/2006 207.54 8.190%
0.000%
15647662 551,000.00 550,610.12 550,478.27 0.00 0.00 0.00 Voluntary PIF 04/26/2006 131.85 8.690%
0.000%
16750119 295,500.00 295,283.24 295,210.11 0.00 0.00 0.00 Voluntary PIF 04/28/2006 73.13 7.250%
0.000%
16780421 290,000.00 290,000.00 290,000.00 0.00 0.00 0.00 Voluntary PIF 04/28/2006 0.00 7.750%
0.000%
16786527 433,600.00 433,471.95 433,407.22 0.00 0.00 0.00 Voluntary PIF 04/05/2006 64.73 8.750%
0.000%
18007732 112,000.00 111,644.81 111,584.01 0.00 0.00 0.00 Voluntary PIF 04/19/2006 60.80 9.250%
0.000%
18074252 116,000.00 115,714.51 115,643.27 0.00 0.00 0.00 Voluntary PIF 04/24/2006 71.24 8.575%
0.000%
18092585 162,500.00 162,199.52 162,097.94 0.00 0.00 0.00 Voluntary PIF 04/17/2006 101.58 8.450%
0.000%
18095174 184,000.00 183,507.88 183,342.03 0.00 0.00 0.00 Voluntary PIF 04/27/2006 165.85 6.600%
0.000%
18146449 64,000.00 63,799.63 63,751.35 0.00 0.00 0.00 Voluntary PIF 04/20/2006 48.28 7.550%
0.000%
18360081 148,800.00 148,397.98 148,315.73 0.00 0.00 0.00 Voluntary PIF 04/18/2006 82.25 9.125%
0.000%
18361667 100,000.00 99,728.90 99,659.99 0.00 0.00 0.00 Voluntary PIF 04/11/2006 68.91 8.000%
0.000%
18364596 244,000.00 243,458.76 243,276.07 0.00 0.00 0.00 Voluntary PIF 04/24/2006 182.69 7.550%
0.000%
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
18366195 190,000.00 189,868.16 189,867.15 0.00 0.00 0.00 Voluntary PIF 04/29/2006 1.01 9.140%
0.000%
18367276 289,800.00 289,316.55 289,152.99 0.00 0.00 0.00 Voluntary PIF 04/24/2006 163.56 8.950%
0.000%
18382135 146,250.00 146,250.00 146,250.00 0.00 0.00 0.00 Voluntary PIF 04/26/2006 0.00 9.560%
0.000%
18387720 51,000.00 51,000.00 51,000.00 0.00 0.00 0.00 Voluntary PIF 04/21/2006 0.00 12.675%
0.000%
18424051 266,400.00 265,871.00 265,692.28 0.00 0.00 0.00 Voluntary PIF 04/29/2006 178.72 8.100%
0.000%
Total:
29
6,507,070.00
6,496,330.63
2,557.13
6,493,773.50
0.00
0.00
0.00
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
The trustee is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENTIONS, WAIVERS LOAN DETAIL REPORT
05/22/2006 9:26 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
The trustee is not aware of any material breaches of pool asset representations or warranties or transaction covenants. #
MATERIAL BREACHES LOAN DETAIL REPORT
05/22/2006 9:26 am